FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Assets And Liabilities
At the beginning of the year	$ 1	$ 6	$ 9
Impairment	55	1	1
Write off for utilization	(54)		(1)
Reversal of unused amounts		(1)
Foreign currency exchange difference	(1)	(5)	(3)
At the end of the year	$ 1	$ 1	$ 6